Subsequent events (Details)		1 Months Ended									2 Months Ended	12 Months Ended
	Feb. 15, 2023 USD ($) $ / shares	Mar. 24, 2023 USD ($) $ / shares shares	Mar. 24, 2023 USD ($) vessel	Feb. 28, 2023 USD ($) vessel	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	May 31, 2022	Dec. 31, 2021 USD ($)	May 31, 2021	Dec. 31, 2020 USD ($)	Feb. 15, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Jul. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Principal repayments on IFRS 16 lease liabilities												$ 79,502,000	$ 56,729,000	$ 77,913,000
Borrowings						$ 1,436,224,000		$ 2,541,678,000				1,436,224,000	2,541,678,000
AVIC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Net debt to capitalization ratio										0.70
Consolidated tangible net worth										$ 650,000,000
Minimum ratio for fair value of vessels										110.00%
Borrowings																	$ 145,000,000
2021 CSSC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Minimum ratio for fair value of vessels									125.00%
2021 Ocean Yield Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Net debt to capitalization ratio								0.60
Consolidated tangible net worth								$ 1,000,000,000
Borrowings								$ 70,200,000					70,200,000
Cumulative positive net income								25.00%
Net proceeds of equity issuance								50.00%
2021 Ocean Yield Lease Financing | Consolidated Liquidity Requirement - Scenario One
Disclosure of non-adjusting events after reporting period [line items]
Covenant liquidity requirement amount								$ 25,000,000					25,000,000
2021 Ocean Yield Lease Financing | Consolidated Liquidity Requirement - Scenario Two
Disclosure of non-adjusting events after reporting period [line items]
Consolidated liquidity requirement per each owned vessel								$ 500,000					$ 500,000
Consolidated liquidity requirement per each chartered-in vessel																$ 250,000
2022 Securities Repurchase Program | Common stock
Disclosure of non-adjusting events after reporting period [line items]
Common stock, par value (in dollars per share) | $ / shares						$ 51.61
Authorized amount of share repurchase															$ 250,000,000
Stock buyback program, remaining authorized amount						$ 209,300,000						$ 209,300,000
Payment of cash dividends
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share | $ / shares	$ 0.20
Purchase of Treasury Shares | 2022 Securities Repurchase Program | Common stock
Disclosure of non-adjusting events after reporting period [line items]
Shares repurchased on the open market (in shares) | shares											1,891,303
Common stock, par value (in dollars per share) | $ / shares											$ 50.27
Purchase of Treasury Shares | 2023 Securities Repurchase Program | Common stock
Disclosure of non-adjusting events after reporting period [line items]
Shares repurchased on the open market (in shares) | shares		332,659
Common stock, par value (in dollars per share) | $ / shares		$ 53.49
Authorized amount of share repurchase	$ 250,000,000										$ 250,000,000
Stock buyback program, remaining authorized amount		$ 232,200,000	$ 232,200,000
Entering into New Credit Facilities | 2023 $225 Million Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Drawdowns				$ 184,900,000
Ships pledged as security | vessel				11
Term of credit facility					5 years
Net debt to capitalization ratio					0.65
Consolidated tangible net worth					$ 1,500,000,000
Minimum ratio for fair value of vessels					140.00%
Entering into New Credit Facilities | 2023 $225 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of non-adjusting events after reporting period [line items]
Covenant liquidity requirement amount					$ 25,000,000
Entering into New Credit Facilities | 2023 $225 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of non-adjusting events after reporting period [line items]
Consolidated liquidity requirement per each owned vessel					500,000
Consolidated liquidity requirement per each chartered-in vessel					$ 250,000
Entering into New Credit Facilities | 2023 $225 Million Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis					1.975%
Entering into New Credit Facilities | 2023 $49.1 Million Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Drawdowns			$ 49,100,000
Term of credit facility				5 years
Net debt to capitalization ratio				0.65
Consolidated tangible net worth				$ 1,600,000,000
Minimum ratio for fair value of vessels				150.00%
Borrowings				$ 49,100,000
Number of periodic payments | vessel				20
Periodic borrowing payment amount				$ 1,200,000
Cumulative positive net income				25.00%
Net proceeds of equity issuance				50.00%
Entering into New Credit Facilities | 2023 $49.1 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of non-adjusting events after reporting period [line items]
Covenant liquidity requirement amount				$ 25,000,000
Entering into New Credit Facilities | 2023 $49.1 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of non-adjusting events after reporting period [line items]
Consolidated liquidity requirement per each owned vessel				500,000
Consolidated liquidity requirement per each chartered-in vessel				$ 250,000
Entering into New Credit Facilities | 2023 $49.1 Million Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis				1.90%
Entering into New Credit Facilities | Forecast | 2023 $225 Million Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Ships pledged as security | vessel				2
Entering into New Credit Facilities | MR | 2023 $225 Million Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Ships pledged as security | vessel				10
Periodic payment due per vessel for first two years					$ 630,000
Term of periodic payments					2 years
Periodic payment due per vessel after year two					$ 330,000
Entering into New Credit Facilities | MR | Forecast | 2023 $225 Million Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Ships pledged as security | vessel				1
Entering into New Credit Facilities | LR2 | 2023 $225 Million Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Ships pledged as security | vessel				1
Periodic payment due per vessel for first two years					$ 800,000
Term of periodic payments					2 years
Periodic payment due per vessel after year two					$ 450,000
Entering into New Credit Facilities | LR2 | Forecast | 2023 $225 Million Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Ships pledged as security | vessel				1
Entering into New Credit Facilities | LR2 | STI Rose and STI Rambla | 2023 $49.1 Million Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Ships pledged as security | vessel			2
Vessels | LR2 | STI Rose and STI Rambla | AVIC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																	$ 36,500,000
Vessels | LR2 | STI Gratitude
Disclosure of non-adjusting events after reporting period [line items]
Term of lease							3 years					3 years
Operating leases daily rate receivable						28,000						$ 28,000
Vessels | Lease Option to Purchase Option Exercised | STI Brooklyn, STI Rambla, STI Rose and STI Ville | AVIC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Principal repayments on IFRS 16 lease liabilities					$ 77,800,000
Vessels | Lease Option to Purchase Option Exercised | STI Grace and STI Jermyn | 2021 CSSC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Exercise of the purchase options at expiration		46,900,000	$ 46,900,000
Vessels | Lease Option to Purchase Option Exercised | STI Sanctity | 2021 Ocean Yield Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Exercise of the purchase options at expiration		27,800,000	27,800,000
Vessels | Lease Option to Purchase Option Exercised | STI Lavender, STI Magnetic, STI Marshall and STI Miracle | IFRS 16 Leases - $670 Million Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Exercise of the purchase options at expiration		102,900,000	102,900,000
Vessels | Lease Option to Purchase, Notice of Intent to Exercise | STI Lavender, STI Magnetic, STI Marshall and STI Miracle | IFRS 16 Leases - $670 Million Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Exercise of the purchase options at expiration		$ 102,900,000	$ 102,900,000
Vessels | Commencement of Lease | LR2 | STI Jermyn
Disclosure of non-adjusting events after reporting period [line items]
Term of lease							3 years
Operating leases daily rate receivable						$ 40,000						$ 40,000